CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2023
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
(a)Commitments
Within the partnership’s infrastructure services segment, the partnership had $1.2 billion in contractual commitments for capital expenditures over the next 3 years in the form of shipbuilding contracts at the partnership’s offshore oil services as at December 31, 2023. The capital expenditures relate to a customer contract and will be funded by proceeds to be contractually received from the customer.
(b)Lease liabilities
The following table summarizes the partnership’s undiscounted maturity schedule for lease obligations as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Lease obligations
Less than 1 year	$307	$368
1 to 5 years	841	920
5+ years	696	843
Total	$1,844	$2,131